Note 4 - Advances for Vessels under Construction (Details) (USD $)	0 Months Ended
	Apr. 30, 2014 t	Nov. 29, 2013 t	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Advances for Vessels under Construction (Details) [Line Items]
Advance for Vessel Acquisition			$ 15,687,490	$ 50,122
Ultramax Drybulk Carrieres [Member]
Note 4 - Advances for Vessels under Construction (Details) [Line Items]
Number of New Building Vessels		2
Vessel Carrying Capacity (in Metric Tons)	82,000	63,500
Long-term Purchase Commitment, Amount	$ 59,200,000	$ 54,400,000
Kamsarmax Drybulk Carriers [Member]
Note 4 - Advances for Vessels under Construction (Details) [Line Items]
Number of New Building Vessels	2